Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Sales	$ 598,246	$ 862,882	$ 2,157,813
Cost of goods sold, inventory write-downs	70,707	180,900	305,175
Cost of goods sold, provisions for loss on firm purchase commitment	(824)	10,675	27,637
General and administrative expenses, provisions for doubtful recoveries of prepayments to suppliers, receivable and other assets	188,264	(1,210)	174,315
Wafers
Net Sales	331,023	344,846	1,059,085
Contract cancellation | Wafers
Net Sales	$ 11,193	$ 92,233	$ 27,826